Leases - Summary of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Depreciation expense of Right of Use assets	€ 6,202	€ 5,956	€ 4,861
Interest on lease liabilities	585	624	626
Expense relating to short-term leases	1,252	1,901	481
Expense relating to leases of low-value assets	5,180	3,744	3,815
Total amount recognized in profit or loss	€ 13,219	€ 12,225	€ 9,783